AMERICAN LIFE

                             SEPARATE ACCOUNT NO. 2
                               SEMI-ANNUAL REPORT

                                  JUNE 30, 2003

          This report is not to be construed as an offering for sale of any Variable Product. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

                                    CONTENTS

                                                                            Page
                                                                            ----
Semi-Annual Report of American Life Separate Account No. 2:

    Statement of Assets and Liabilities ...................................    2

    Statement of Operations ...............................................    4

    Statements of Changes in Net Assets ...................................    6

    Financial Highlights ..................................................    9

    Notes to Financial Statements .........................................   14

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                       STATEMENT OF ASSETS AND LIABILITIES
                            June 30, 2003 (Unaudited)

                                                                                     Investment Company
                                                           ---------------------------------------------------------------------
                                                            Money                        Equity        Mid-Cap
                                                           Market      All America       Index       Equity Index       Bond
                                                            Fund           Fund           Fund           Fund           Fund
                                                          --------     -----------      ---------    ------------    -----------
ASSETS:
Investments in Mutual of America Investment
Corporation at market value
    (Cost:
    Money Market Fund -- $12,305
    All America Fund -- $48,666
    Equity Index Fund -- $14,024
    Mid-Cap Equity Index Fund -- $1,861
    Bond Fund -- $64,714)
    (Notes 1 and 2) ...............................        $11,749        $30,849         $ 9,195        $1,621        $63,374
Due From (To) General Account .....................              1           (806)         24,173           111            875
                                                           -------        -------         -------        ------        -------
NET ASSETS ........................................        $11,750        $30,043         $33,368        $1,732        $64,249
                                                           =======        =======         =======        ======        =======
UNIT VALUE AT JUNE 30, 2003 .......................        $  2.30        $  6.63         $  2.29        $ 1.18        $  4.00
                                                           =======        =======         =======        ======        =======
NUMBER OF UNITS OUTSTANDING AT
    JUNE 30, 2003 .................................          5,111          4,530          14,560         1,469         16,056
                                                           =======        =======         =======        ======        =======

                                                                                        Investment Company
                                                                 --------------------------------------------------------------
                                                                                                                     Aggressive
                                                                 Short-Term       Mid-Term           Composite         Equity
                                                                  Bond Fund       Bond Fund            Fund             Fund
                                                                 ----------       ----------         ---------       ----------
ASSETS:
Investments in Mutual of America Investment
Corporation at market value
    (Cost:
    Short-Term Bond Fund -- $2,080
    Mid-Term Bond Fund -- $34,328
    Composite Fund -- $10,322
   Aggressive Equity Fund -- $73,146)
    (Notes 1 and 2) .....................................            $2,079          $ 35,266            $8,225          $63,690
Due From (To) General Account ...........................                 6           (22,093)               54            3,439
                                                                     ------          --------            ------          -------
NET ASSETS ..............................................            $2,085          $ 13,173            $8,279          $67,129
                                                                     ======          ========            ======          =======
UNIT VALUE AT JUNE 30, 2003 .............................            $ 1.52          $   1.68            $ 4.72          $  2.15
                                                                     ======          ========            ======          =======
NUMBER OF UNITS OUTSTANDING AT
    JUNE 30, 2003 .......................................             1,374             7,823             1,754           31,271
                                                                     ======          ========            ======          =======

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                       STATEMENT OF ASSETS AND LIABILITIES
                            June 30, 2003 (Unaudited)

                                                                                        Scudder                         Century
                                                                     -------------------------------------------     ------------
                                                                                    Capital                           VP Capital
                                                                     Bond           Growth         International     Appreciation
                                                                     Fund            Fund              Fund              Fund
                                                                    ------         ---------       -------------     ------------
ASSETS:
Investments in Scudder Portfolios and American
    Century VP Capital Appreciation Fund
    (Cost:
    Scudder Bond Fund -- $3,665
    Scudder Capital Growth Fund -- $43,270
    Scudder International Fund -- $34,807
    American Century VP
      Capital Appreciation Fund-- $4,509)
    (Notes 1 and 2) .....................................            $3,752          $23,927            $17,344          $2,080
Due From (To) General Account ...........................                 1            2,552                654             134
                                                                     ------          -------            -------          ------
NET ASSETS ..............................................            $3,753          $26,479            $17,998          $2,214
                                                                     ======          =======            =======          ======
UNIT VALUE AT JUNE 30, 2003 .............................            $16.20          $ 26.87            $ 11.67          $11.16
                                                                     ======          =======            =======          ======
NUMBER OF UNITS OUTSTANDING AT
    JUNE 30, 2003 .......................................               232              985              1,542             198
                                                                     ======          =======            =======          ======

                                                                    Calvert                           Fidelity
                                                                   --------      --------------------------------------------------
                                                                    Social            VIP              VIP II            VIP II
                                                                   Balanced      Equity-Income         Contra         Asset Manager
                                                                     Fund            Fund               Fund              Fund
                                                                   --------      -------------       -----------      -------------
ASSETS:
Investments in Calvert Social Balanced Portfolio and
    Fidelity Portfolios at market value
    (Cost:
    Calvert Social Balanced Fund -- $7,951
    VIP Equity-Income Fund -- $13,795
    VIP II Contra Fund -- $190,885
    VIP II Asset Manager Fund -- $43,257)
    (Notes 1 and 2) .....................................            $6,062          $10,133            $155,959          $34,011
Due From (To) General Account ...........................               570              874               6,463            1,678
                                                                     ------          -------            --------          -------
NET ASSETS ..............................................            $6,632          $11,007            $162,422          $35,689
                                                                     ======          =======            ========          =======
UNIT VALUE AT JUNE 30, 2003 .............................            $ 2.82          $ 29.65            $  25.40          $ 23.75
                                                                     ======          =======            ========          =======
NUMBER OF UNITS OUTSTANDING AT
    JUNE 30, 2003 .......................................             2,355              371               6,394            1,502
                                                                     ======          =======            ========          =======

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                             STATEMENT OF OPERATIONS
               For The Six Months Ended June 30, 2003 (Unaudited)

                                                                                          Investment Company
                                                                  --------------------------------------------------------------
                                                                    Money            All               Equity         Mid-Cap
                                                                   Market          America             Index        Equity Index
                                                                    Fund             Fund               Fund            Fund
                                                                  ---------       ----------        ------------    ------------
INVESTMENT INCOME AND EXPENSES:
Income (Note 1):
    Dividend Income .....................................            $  --          $    --            $    --          $  --
                                                                     -----          -------            -------          -----
Expenses (Note 3):
    Fees and administrative expenses ....................               96              226                204              6
                                                                     -----          -------            -------          -----
NET INVESTMENT INCOME (LOSS) ............................              (96)            (226)              (204)            (6)
                                                                     -----          -------            -------          -----
NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS (Note 1):
    Net realized gain (loss) on investments .............               (4)          (1,722)            (3,259)            (1)
    Net unrealized appreciation (depreciation) of investments           53            2,922              3,427             70
                                                                     -----          -------            -------          -----
NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS ......................................               49            1,200                168             69
                                                                     -----          -------            -------          -----
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
    FROM OPERATIONS .....................................            $ (47)         $   974            $   (36)         $  63
                                                                     =====          =======            =======          =====

                                                                               Investment Company
                                                         -------------------------------------------------------------------
                                                                       Short-Term     Mid-Term                   Aggressive
                                                            Bond          Bond          Bond        Composite      Equity
                                                            Fund          Fund          Fund           Fund         Fund
                                                         -----------   ----------     ---------     ----------   -----------
INVESTMENT INCOME AND EXPENSES:
Income (Note 1):
    Dividend Income ...............................        $   --        $   --         $   --        $   --        $   --
                                                           ------        ------         ------        ------        ------
Expenses (Note 3):
    Fees and administrative expenses ..............           354            21             77            88           288
                                                           ------        ------         ------        ------        ------
NET INVESTMENT INCOME (LOSS) ......................          (354)          (21)           (77)          (88)         (288)
                                                           ------        ------         ------        ------        ------
NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS (Note 1):
    Net realized gain (loss) on investments .......           (23)           --              1          (383)          (97)
    Net unrealized appreciation (depreciation)
      of investments ..............................         3,027             8            987           645         3,015
                                                           ------        ------         ------        ------        ------
NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS ................................         3,004             8            988           262         2,918
                                                           ------        ------         ------        ------        ------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
    FROM OPERATIONS ...............................        $2,650        $  (13)        $  911        $  174        $2,630
                                                           ======        ======         ======        ======        ======

   The accompanying notes are an integral part of these financial statements.

                       AMERICA LIFE SEPARATE ACCOUNT NO. 2
                             STATEMENT OF OPERATIONS
               For The Six Months Ended June 30, 2003 (Unaudited)

                                                                                                                    American
                                                                                      Scudder                        Century
                                                                    ----------------------------------------       ------------
                                                                                   Capital                          VP Capital
                                                                    Bond           Growth         International    Appreciation
                                                                    Fund            Fund              Fund             Fund
                                                                 -----------     ----------       -------------    ------------
INVESTMENT INCOME AND EXPENSES:
Income (Note 1):
    Dividend Income .....................................            $ --          $    --            $    --          $ --
                                                                     ----          -------            -------          ----
Expenses (Note 3):
    Fees and administrative expenses ....................              22              122                108             6
                                                                     ----          -------            -------          ----
NET INVESTMENT INCOME (LOSS) ............................             (22)            (122)              (108)           (6)
                                                                     ----          -------            -------          ----
NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS (Note 1):
    Net realized gain (loss) on investments .............              --           (1,500)            (1,484)           --
    Net unrealized appreciation (depreciation)
      of investments ....................................             128            2,572              1,003            42
                                                                     ----          -------            -------          ----
NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS ......................................             128            1,072               (481)           42
                                                                     ----          -------            -------          ----
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
    FROM OPERATIONS .....................................            $106          $   950            $  (589)         $ 36
                                                                     ====          =======            =======          ====

                                                                    Calvert                        Fidelity
                                                                   --------      --------------------------------------------
                                                                      VIP          VIP II
                                                                    Social         Equity-           VIP II           Asset
                                                                   Balanced        Income            Contra          Manager
                                                                     Fund           Fund              Fund            Fund
                                                                   --------      ----------        ----------      ----------
INVESTMENT INCOME AND EXPENSES:
Income (Note 1):
    Dividend Income .....................................            $  --          $ 234            $   758          $1,223
Expenses (Note 3):
    Fees and administrative expenses ....................               33             75                666             164
                                                                     -----          -----            -------          ------
NET INVESTMENT INCOME (LOSS) ............................              (33)           159                 92           1,059
                                                                     -----          -----            -------          ------
NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS (Note 1):
    Net realized gain (loss) on investments .............             (422)          (993)            (1,272)           (342)
    Net unrealized appreciation (depreciation)
      of investments ....................................              693            814              7,628             675
                                                                     -----          -----            -------          ------
NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS ......................................              271           (179)             6,356             333
                                                                     -----          -----            -------          ------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
    FROM OPERATIONS .....................................            $ 238          $ (20)           $ 6,448          $1,392
                                                                     =====          =====            =======          ======

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                       Investment Company
                                       ---------------------------------------------------------------------------------------------
                                             Money Market Fund             All America Fund                Equity Index Fund
                                       -----------------------------   ----------------------------   ------------------------------
                                        For the Six      For the       For the Six      For the       For the Six         For the
                                        Months Ended    Year Ended     Months Ended    Year Ended     Months Ended       Year Ended
                                       June 30, 2003   December 31,    June 30, 2003   December 31,   June 30, 2003     December 31,
                                        (Unaudited)        2002         (Unaudited)        2002        (Unaudited)          2002
                                       -------------   ------------    -------------   ------------   -------------     ------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
    Net investment income (loss) ....     $   (96)       $    (26)       $   (226)       $   (325)       $   (204)        $   (383)
    Net realized gain (loss)
      on investments ................          (4)            (69)         (1,722)        (10,809)         (3,259)         (29,788)
    Net Unrealized appreciation
      (depreciation) of
      investments ...................          53              70           2,922          (1,429)          3,427            9,638
                                          -------        --------        --------        --------        --------         --------
Net Increase (Decrease)
  in net assets resulting
  from operations ...................         (47)            (25)            974         (12,563)            (36)         (20,533)
                                          -------        --------        --------        --------        --------         --------
From Unit Transactions:
  Contributions .....................           6              --           1,572           7,668              --            1,526
  Withdrawals .......................          --          (1,261)         (2,412)        (11,868)         (2,988)         (11,221)
  Net Transfers .....................           6               1           1,937          (2,786)          1,102          (13,726)
                                          -------        --------        --------        --------        --------         --------
Net Increase (Decrease)
  from unit transactions ............          12          (1,260)          1,097          (6,986)         (1,886)         (23,421)
                                          -------        --------        --------        --------        --------         --------
NET INCREASE (DECREASE)
  IN NET ASSETS .....................         (35)         (1,285)          2,071         (19,549)         (1,922)         (43,954)
NET ASSETS:
Beginning Period/Year ...............      11,785          13,070          27,972          47,521          35,290           79,244
                                          -------        --------        --------        --------        --------         --------
End Period/Year .....................     $11,750        $ 11,785        $ 30,043        $ 27,972        $ 33,368         $ 35,290
                                          =======        ========        ========        ========        ========         ========

                                                                          Investment Company
                                       ---------------------------------------------------------------------------------------------
                                                 Mid-Cap                                                        Short-Term
                                             Equity Index Fund                  Bond Fund                       Bond Fund
                                       -----------------------------   ----------------------------   ------------------------------
                                        For the Six      For the       For the Six      For the       For the Six         For the
                                        Months Ended    Year Ended     Months Ended    Year Ended     Months Ended       Year Ended
                                       June 30, 2003   December 31,    June 30, 2003   December 31,   June 30, 2003     December 31,
                                        (Unaudited)        2002         (Unaudited)        2002        (Unaudited)          2002
                                       -------------   ------------    -------------   ------------   -------------     ------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
    Net investment income (loss) ....      $   (6)       $    (6)         $  (354)        $ 4,253         $  (21)          $     7
    Net realized gain (loss)
      on investments ................          (1)          (569)             (23)            (38)            --                17
    Net Unrealized appreciation
      (depreciation) of
      investments ...................          70           (213)           3,027          (1,477)             8                33
                                           ------        -------          -------         -------         ------           -------
Net Increase (Decrease)
  in net assets resulting
  from operations ...................          63           (788)           2,650           2,738            (13)               57
                                           ------        -------          -------         -------         ------           -------
From Unit Transactions:
  Contributions .....................         196             --              316             633              2                --
  Withdrawals .......................          --             --             (154)           (632)            --            (1,017)
  Net Transfers .....................          95         (3,145)             880          12,902              2             1,019
                                           ------        -------          -------         -------         ------           -------
Net Increase (Decrease)
  from unit transactions ............         291         (3,145)           1,042          12,903              4                 2
                                           ------        -------          -------         -------         ------           -------
NET INCREASE (DECREASE)
  IN NET ASSETS .....................         354         (3,933)           3,692          15,641             (9)               59
NET ASSETS:
Beginning of Period/Year ............       1,378          5,311           60,557          44,916          2,094             2,035
                                           ------        -------          -------         -------         ------           -------
End of Period/Year ..................      $1,732        $ 1,378          $64,249         $60,557         $2,085           $ 2,094
                                           ======        =======          =======         =======         ======           =======

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                           Investment Company
                                       ---------------------------------------------------------------------------------------------
                                                Mid-Term                       Composite                       Aggressive
                                                Bond Fund                        Fund                          Equity Fund
                                       -----------------------------   ----------------------------   ------------------------------
                                        For the Six      For the       For the Six      For the       For the Six         For the
                                        Months Ended    Year Ended     Months Ended    Year Ended     Months Ended       Year Ended
                                       June 30, 2003   December 31,    June 30, 2003   December 31,   June 30, 2003     December 31,
                                        (Unaudited)        2002         (Unaudited)        2002        (Unaudited)          2002
                                       -------------   ------------    -------------   ------------   -------------     ------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss) ......     $   (77)       $   797          $   (88)        $   117        $  (288)         $   (539)
  Net realized gain (loss)
    on investments ..................           1              5             (383)           (764)           (97)             (705)
  Net unrealized appreciation
    (depreciation) of
    investments .....................         987            (51)             645            (586)         3,015           (10,397)
                                          -------        -------          -------         -------        -------          --------
Net Increase (Decrease)
  in net assets resulting
  from operations ...................         911            751              174          (1,233)         2,630           (11,641)
                                          -------        -------          -------         -------        -------          --------
From Unit Transactions:
  Contributions .....................          --             --               30             148          1,597            24,127
  Withdrawals .......................          --           (614)          (1,383)         (2,162)          (211)           (4,294)
  Net Transfers .....................        (558)        10,725              245            (594)         3,515              (178)
                                          -------        -------          -------         -------        -------          --------
Net Increase (Decrease)
  from unit transactions ............        (558)        10,111           (1,108)         (2,608)         4,901            19,655
                                          -------        -------          -------         -------        -------          --------
NET INCREASE (DECREASE)
  IN NET ASSETS .....................         353         10,862             (934)         (3,841)         7,531             8,014
NET ASSETS:
Beginning of Period/Year ............      12,820          1,958            9,213          13,054         59,598            51,584
                                          -------        -------          -------         -------        -------          --------
End of Period/Year ..................     $13,173        $12,820          $ 8,279         $ 9,213        $67,129          $ 59,598
                                          =======        =======          =======         =======        =======          ========

                                                                               Scudder
                                       ---------------------------------------------------------------------------------------------
                                                Bond Fund                 Capital Growth Fund                International Fund
                                       -----------------------------   ----------------------------   ------------------------------
                                        For the Six      For the       For the Six      For the       For the Six         For the
                                        Months Ended    Year Ended     Months Ended    Year Ended     Months Ended       Year Ended
                                       June 30, 2003   December 31,    June 30, 2003   December 31,   June 30, 2003     December 31,
                                        (Unaudited)        2002         (Unaudited)        2002        (Unaudited)          2002
                                       -------------   ------------    -------------   ------------   -------------     ------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss) ......      $  (22)        $  132          $  (122)       $   (208)       $  (108)          $   (78)
  Net realized gain (loss)
    on investments ..................          --             --           (1,500)         (8,732)        (1,484)              --
  Net unrealized appreciation
    (depreciation) of
    investments .....................         128             45            2,572          (4,037)         1,003            (4,463)
                                           ------         ------          -------        --------        -------           -------
Net Increase (Decrease)
  in net assets resulting
  from operations ...................         106            177              950         (12,977)          (589)           (4,541)
                                           ------         ------          -------        --------        -------           -------
From Unit Transactions:
  Contributions .....................         322            633              905           1,443            564             1,222
  Withdrawals .......................          --             --           (1,764)         (7,836)        (1,505)              (31)
  Net Transfers .....................          28              2            1,630          (5,921)           580              (545)
                                           ------         ------          -------        --------        -------           -------
Net Increase (Decrease)
  from unit transactions ............         350            635              771         (12,314)          (361)              646
                                           ------         ------          -------        --------        -------           -------
NET INCREASE (DECREASE)
  IN NET ASSETS .....................         456            812            1,721         (25,291)          (950)           (3,895)
NET ASSETS:
Beginning of Period/Year ............       3,297          2,485           24,758          50,049         18,948            22,843
                                           ------         ------          -------        --------        -------           -------
End of Period/Year ..................      $3,753         $3,297          $26,479        $ 24,758        $17,998           $18,948
                                           ======         ======          =======        ========        =======           =======


   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                         American Century                          Calvert
                                                   ----------------------------          ---------------------------
                                                   VP Capital Appreciation Fund             Social Balanced Fund
                                                   ----------------------------          ---------------------------
                                                   For the Six         For the          For the Six         For the
                                                  Months Ended       Year Ended        Months Ended       Year Ended
                                                  June 30, 2003     December 31,       June 30, 2003     December 31,
                                                   (Unaudited)          2002            (Unaudited)          2002
                                                  -------------     ------------       -------------     ------------
INCREASE (DECREASE)
IN NET ASSETS:
FROM OPERATIONS:
  Net investment income ....................         $   (6)         $   (24)             $   (33)           $    68
  Net realized gain (loss)
    on investments .........................             --           (2,003)                (422)            (1,353)
  Net Unrealized appreciation
    (depreciation) of investments ..........             42              847                  693               (430)
                                                     ------          -------              -------            -------
Net Increase (Decrease) in net
  assets resulting from operations .........             36           (1,180)                 238             (1,715)
                                                     ------          -------              -------            -------
From Unit Transactions:
  Contributions ............................             --               --                  249                579
  Withdrawals ..............................             --               --               (1,230)            (2,500)
  Net Transfers ............................             80           (1,914)                 220             (1,555)
                                                     ------          -------              -------            -------
Net Increase (Decrease)
  from unit transactions ...................             80           (1,914)                (761)            (3,476)
                                                     ------          -------              -------            -------
NET INCREASE (DECREASE)
  IN NET ASSETS ............................            116           (3,094)                (523)            (5,191)
NET ASSETS:
Beginning of Period/Year ...................          2,098            5,192                7,155             12,346
                                                     ------          -------              -------            -------
End of Period/Year .........................         $2,214          $ 2,098              $ 6,632            $ 7,155
                                                     ======          =======              =======            =======

                                                                                    Fidelity
                                              -------------------------------------------------------------------------------------
                                                          VIP                        VIP II                       VIP II
                                                      Equity-Income                  Contra                    Asset Manager
                                                         Fund                         Fund                         Fund
                                              ---------------------------  ---------------------------   --------------------------
                                               For the Six      For the     For the Six      For the      For the Six     For the
                                              Months Ended    Year Ended   Months Ended    Year Ended    Months Ended   Year Ended
                                              June 30, 2003  December 31,  June 30, 2003  December 31,   June 30, 2003 December 31,
                                               (Unaudited)       2002       (Unaudited)       2002        (Unaudited)      2002
                                              -------------  ------------  -------------  ------------   ------------- ------------
INCREASE (DECREASE)
  IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss) ..............   $    159        $    533      $     92      $   (128)     $  1,059      $  1,198
  Net realized gain
    (loss) on investments ...................       (993)         (1,252)       (1,272)         (766)         (342)       (3,503)
  Net Unrealized appreciation
    (depreciation) of investments ...........        814          (2,461)        7,628       (12,918)          675        (2,042)
                                                --------        --------      --------      --------      --------      --------
Net Increase (Decrease) in net assets
  resulting from operations .................        (20)         (3,180)        6,448       (13,812)        1,392        (4,347)
                                                --------        --------      --------      --------      --------      --------
From Unit Transactions:
  Contributions .............................         --              17           693        23,796            --           104
  Withdrawals ...............................     (1,973)         (2,283)       (2,134)       (3,710)       (1,254)      (15,702)
  Net Transfers .............................        860          (2,755)        5,349           (93)        1,685          (620)
                                                --------        --------      --------      --------      --------      --------
Net Increase (Decrease) from
  unit transactions .........................     (1,113)         (5,021)        3,908        19,993           431       (16,218)
                                                --------        --------      --------      --------      --------      --------
NET INCREASE (DECREASE) IN NET ASSETS .......     (1,133)         (8,201)       10,356         6,181         1,823       (20,565)
NET ASSETS:
Beginning of Period/Year ....................     12,140          20,341       152,066       145,885        33,866        54,431
                                                --------        --------      --------      --------      --------      --------
End of Period/Year ..........................   $ 11,007        $ 12,140      $162,422      $152,066      $ 35,689      $ 33,866
                                                ========        ========      ========      ========      ========      ========

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                              FINANCIAL HIGHLIGHTS

      Pursuant to the provisions of the AICPA Audit and Accounting Guide for Investment Companies ("Guide"), disclosure of per unit data and other supplemental data is presented in the form of a financial highlights section accompanying the financial statements. The Guide requires the data be presented for fiscal years beginning after December 15, 2000. Consequently, the financial highlights section which follows limits the required disclosures to the six months ended June 30, 2003 and the years ended December 31, 2002 and 2001. Data shown for any of the preceding three years (1998-2000) was previously disclosed in the "Notes to Financial Statements -- Financial Highlights" following the financial statements.

                                                                        Investment Company Money Market Fund
                                               ------------------------------------------------------------------------------------
                                                Six Months
                                                  Ended
                                                 June 30,                             Years Ended December 31,
SELECTED PER UNIT AND                              2003        --------------------------------------------------------------------
SUPPLEMENTARY DATA:                             (Unaudited)        2002           2001           2000           1999           1998
-------------------                             -----------        ----           ----           ----           ----           ----
Unit value, beginning
  of year ................................         $  2.30      $  2.28       $   2.22         $ 2.11        $  2.03        $  1.95
                                                   =======      =======       ========         ======        =======        =======
Unit value, end of year ..................         $  2.30      $  2.30       $   2.28         $ 2.22        $  2.11        $  2.03
                                                   =======      =======       ========         ======        =======        =======
Units outstanding,
  beginning of year (1) ..................           5,129        5,720         24,251
Units Issued (1) .........................               3          374            367
Units Redeemed (1) .......................             (21)        (965)       (18,898)
                                                   -------      -------       --------
Units outstanding,
  end of year ............................           5,111        5,129          5,720         24,251        670,745        373,107
                                                   =======      =======       ========         ======        =======        =======
Net Assets (1) ...........................         $11,750      $11,785       $ 13,070
                                                   =======      =======       ========
Expense Ratio (A) (1) ....................            0.90%        0.90%          0.90%
                                                   =======      =======       ========
Investment Income
  (Loss) Ratio (B) (1) ...................              --         1.50%           3.1%
                                                   =======      =======       ========
Total Return (C) (1) .....................             0.0%        0.60%           3.0%
                                                   =======      =======       ========

                                                                           Investment Company All America Fund
                                               ------------------------------------------------------------------------------------
                                                Six Months
                                                  Ended
                                                 June 30,                             Years Ended December 31,
SELECTED PER UNIT AND                              2003        --------------------------------------------------------------------
SUPPLEMENTARY DATA:                             (Unaudited)        2002           2001           2000           1999           1998
-------------------                             -----------        ----           ----           ----           ----           ----

Unit value, beginning                            $  5.96        $  7.74       $   9.46         $10.05        $  8.09        $  6.76
  of year ................................       =======        =======       ========         ======        =======        =======
                                                 $  6.63        $  5.96       $   7.74         $ 9.46        $ 10.05        $  8.09
Unit value, end of year ..................       =======        =======       ========         ======        =======        =======

Units outstanding,                                 4,697          6,138         37,775
  beginning of year (1) ..................           258          1,876            692
Units Issued (1) .........................          (425)        (3,317)       (32,329)
Units Redeemed (1) .......................       -------        -------       --------

Units outstanding,                                 4,530          4,697          6,138         37,775        979,623        961,495
  end of year ............................       =======        =======       ========         ======        =======        =======
                                                 $30,043        $27,972       $ 47,521
Net Assets (1) ...........................       =======        =======       ========
                                                    0.90%          0.90%          0.90%
Expense Ratio (A) (1) ....................       =======        =======       ========

Investment Income                                     --            0.7%           0.2%
  (Loss) Ratio (B) (1) ...................       =======        =======       ========
                                                    11.4%         -23.1%         -18.1%
Total Return (C) (1) .....................       =======        =======       ========

                                                                        Investment Company Equity Index Fund
                                               ------------------------------------------------------------------------------------
                                                Six Months
                                                  Ended
                                                 June 30,                             Years Ended December 31,
SELECTED PER UNIT AND                              2003        --------------------------------------------------------------------
SUPPLEMENTARY DATA:                             (Unaudited)        2002           2001           2000           1999           1998
-------------------                             -----------        ----           ----           ----           ----           ----
Unit value, beginning
   of year ...............................         $  2.06     $   2.67       $   3.07         $ 3.41      $    2.86      $    2.26
                                                   =======     ========       ========         ======      =========      =========
Unit value, end of year ..................         $  2.29     $   2.06       $   2.67         $ 3.07      $    3.41      $    2.86
                                                   =======     ========       ========         ======      =========      =========
Units outstanding,
   beginning of year .....................          17,103       29,633         76,577
Units Issued (1) .........................              --          742          1,355
Units Redeemed (1) .......................          (2,543)     (13,272)       (48,299)
                                                   -------      -------       --------
Units outstanding,
   end of year ...........................          14,560       17,103         29,633         76,577      3,981,869      3,950,586
                                                   =======     ========       ========         ======      =========      =========
Net Assets (1) ...........................         $33,368     $ 35,290       $ 79,244
                                                   =======     ========       ========
Expense Ratio (A) (1) ....................            0.90%        0.90%          0.90%
                                                   =======     ========       ========
Investment Income
   (Loss) Ratio (B) (1) ..................              --          0.6%           2.1%
                                                   =======     ========       ========
Total Return (C) (1) .....................            11.1%       -22.8%         -13.0%
                                                   =======     ========       ========

                                                                           Investment Company
                                                                       Mid-Cap Equity Index Fund
                                               ------------------------------------------------------------------------
                                                Six Months
                                                  Ended
                                                 June 30,                      Years Ended December 31,
SELECTED PER UNIT AND                              2003        --------------------------------------------------------
SUPPLEMENTARY DATA:                             (Unaudited)        2002           2001           2000           1999
-------------------                             -----------        ----           ----           ----           ----
Unit value, beginning
  of year ................................        $ 1.05       $  1.25       $   1.28         $ 1.11       $   1.00
                                                  ======       =======       ========         ======       ========
Unit value, end of year ..................        $ 1.18       $  1.05       $   1.25         $ 1.28       $   1.11
                                                  ======       =======       ========         ======       ========
Units outstanding,
  beginning of year (1) ..................         1,307         4,234         12,361
Units Issued (1) .........................           162            --          3,294
Units Redeemed (1) .......................            --        (2,927)       (11,421)
                                                  ------       -------       --------
Units outstanding,
  end of year ............................         1,469         1,307          4,234         12,361        315,623
                                                  ======       =======       ========         ======       ========
Net Assets (1) ...........................        $1,732       $ 1,378       $  5,311
                                                  ======       =======       ========
Expense Ratio (A) (1) ....................          0.90%         0.90%          0.90%
                                                  ======       =======       ========
Investment Income
  (Loss) Ratio (B) (1) ...................            --           0.7%           2.1%
                                                  ======       =======       ========
Total Return (C) (1) .....................          11.8%        -16.0%          -2.0%
                                                  ======       =======       ========

----------
*     Commenced operation May 3, 1999.

(1)   Data is presented for fiscal years beginning after December 15, 2000.

(A) This ratio represents the annualized contract expenses of the Separate Account, consisting primarily of administrative, distribution and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(B) This amount represents the dividends and other income received by the Separate Account fund from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.

(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the contingent $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                        FINANCIAL HIGHLIGHTS (Continued)

                                                                            Investment Company Bond Fund
                                               ------------------------------------------------------------------------------------
                                                Six Months
                                                  Ended
                                                 June 30,                             Years Ended December 31,
SELECTED PER UNIT AND                              2003        --------------------------------------------------------------------
SUPPLEMENTARY DATA:                             (Unaudited)        2002           2001           2000           1999           1998
-------------------                             -----------        ----           ----           ----           ----           ----
Unit value, beginning
   of year ...............................         $  3.78      $  3.57        $  3.31         $ 3.07        $  3.17       $   3.00
                                                   =======      =======        =======         ======        =======       ========
Unit value, end of year ..................         $  4.00      $  3.78        $  3.57         $ 3.31        $  3.07       $   3.17
                                                   =======      =======        =======         ======        =======       ========
Units outstanding,
   beginning of year .....................          16,035       12,584         18,282
Units Issued (1) .........................              82        3,667            331
Units Redeemed (1) .......................             (61)        (216)        (6,029)
                                                   -------      -------        -------
Units outstanding,
   end of year ...........................          16,056       16,035         12,584         18,282        460,800       714,893
                                                   =======      =======        =======         ======        =======       ========
Net Assets (1) ...........................         $64,249      $60,557        $44,916
                                                   =======      =======        =======
Expense Ratio (A) (1) ....................            0.90%        0.90%          0.90%
                                                   =======      =======        =======
Investment Income
   (Loss) Ratio (B) (1) ..................              --          9.7%           7.8%
                                                   =======      =======        =======
Total Return (C) (1) .....................             6.0%         5.8%           7.8%
                                                   =======      =======        =======

                                                                      Investment Company Short-Term Bond Fund
                                               ------------------------------------------------------------------------------------
                                                Six Months
                                                  Ended
                                                 June 30,                             Years Ended December 31,
SELECTED PER UNIT AND                              2003        --------------------------------------------------------------------
SUPPLEMENTARY DATA:                             (Unaudited)        2002           2001           2000           1999          1998
-------------------                             -----------        ----           ----           ----           ----          ----
Unit value, beginning
   of year ...............................          $ 1.52       $ 1.46       $   1.37         $ 1.28        $  1.24       $  1.19
                                                    ======       ======       ========         ======        =======       =======
Unit value, end of year ..................          $ 1.52       $ 1.52       $   1.46         $ 1.37        $  1.28       $  1.24
                                                    ======       ======       ========         ======        =======       =======
Units outstanding,
   beginning of year .....................           1,382        1,398         35,617
Units Issued (1) .........................               1          677            588
Units Redeemed (1) .......................              (9)        (693)       (34,807)
                                                   -------      -------        -------
Units outstanding,
   end of year ...........................           1,374        1,382          1,398         35,617        132,691       126,929
                                                    ======       ======       ========         ======        =======       =======
Net Assets (1) ...........................          $2,085       $2,094       $  2,035
                                                    ======       ======       ========
Expense Ratio (A) (1) ....................            0.90%        0.90%          0.90%
                                                    ======       ======       ========
Investment Income
   (Loss) Ratio (B) (1) ..................              --          2.5%           0.9%
                                                    ======       ======       ========
Total Return (C) (1) .....................             0.1%         4.1%           6.5%
                                                    ======       ======       ========

                                                                        Investment Company Mid-Term Bond Fund
                                               ------------------------------------------------------------------------------------
                                                Six Months
                                                  Ended
                                                 June 30,                             Years Ended December 31,
SELECTED PER UNIT AND                              2003        --------------------------------------------------------------------
SUPPLEMENTARY DATA:                             (Unaudited)        2002           2001           2000           1999          1998
-------------------                             -----------        ----           ----           ----           ----          ----
Unit value, beginning
   of year ...............................         $  1.64      $  1.51         $ 1.38          $1.32        $  1.32       $  1.26
                                                   =======      =======         ======          =====        =======       =======
Unit value, end of year ..................         $  1.68      $  1.64         $ 1.51          $1.38        $  1.32       $  1.32
                                                   =======      =======         ======          =====        =======       =======
Units outstanding,
   beginning of year .....................           7,835        1,301            989
Units Issued (1) .........................              --        6,929          1,122
Units Redeemed (1) .......................             (12)        (395)          (810)
                                                   -------      -------         ------
Units outstanding,
   end of year ...........................           7,823        7,835          1,301            989        159,690       197,045
                                                   =======      =======         ======          =====        =======       =======
Net Assets (1) ...........................         $13,173      $12,820         $1,958
                                                   =======      =======         ======
Expense Ratio (A) (1) ....................            0.90%        0.90%          0.90%
                                                   =======      =======         ======
Investment Income
   (Loss) Ratio (B) (1) ..................              --          9.5%           3.9%
                                                   =======      =======         ======
Total Return (C) (1) .....................             2.9%         8.7%           9.5%
                                                   =======      =======         ======

                                                                         Investment Company Composite Fund
                                               ------------------------------------------------------------------------------------
                                                Six Months
                                                  Ended
                                                 June 30,                             Years Ended December 31,
SELECTED PER UNIT AND                              2003        --------------------------------------------------------------------
SUPPLEMENTARY DATA:                             (Unaudited)        2002           2001           2000           1999          1998
-------------------                             -----------        ----           ----           ----           ----          ----
Unit value, beginning
   of year ...............................          $ 4.46       $ 4.87        $  5.52          $5.61        $  4.93       $  4.36
                                                    ======       ======        =======          =====        =======       =======
Unit value, end of year ..................          $ 4.72       $ 4.46        $  4.87          $5.52        $  5.61       $  4.93
                                                    ======       ======        =======          =====        =======       =======
Units outstanding,
   beginning of year .....................           2,064        2,680          9,047
Units Issued (1) .........................               7           31             29
Units Redeemed (1) .......................            (317)        (647)        (6,396)
                                                    ------       ------        -------
Units outstanding,
   end of year ...........................           1,754        2,064          2,680          9,047        875,960       696,121
                                                    ======       ======        =======          =====        =======       =======
Net Assets (1) ...........................          $8,279       $9,213        $13,054
                                                    ======       ======        =======
Expense Ratio (A) (1) ....................            0.90%        0.90%          0.90%
                                                    ======       ======        =======
Investment Income
   (Loss) Ratio (B) (1) ..................              --          3.1%           2.3%
                                                    ======       ======        =======
Total Return (C) (1) .....................             5.7%        -8.3%         -11.8%
                                                    ======       ======        =======

----------
(1)   Data is presented for fiscal years beginning after December 15, 2000.

(A) This ratio represents the annualized contract expenses of the Separate Account, consisting primarily of administrative, distribution and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(B) This amount represents the dividends and other income received by the Separate Account fund from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.

(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the contingent $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                        FINANCIAL HIGHLIGHTS (Continued)

                                                                      Investment Company Aggressive Equity Fund
                                               ------------------------------------------------------------------------------------
                                                Six Months
                                                  Ended
                                                 June 30,                             Years Ended December 31,
SELECTED PER UNIT AND                              2003        --------------------------------------------------------------------
SUPPLEMENTARY DATA:                             (Unaudited)        2002           2001           2000           1999          1998
-------------------                             -----------        ----           ----           ----           ----          ----
Unit value, beginning
   of year ...............................         $  1.95      $  2.47       $   2.79         $ 2.85      $    2.02     $    2.15
                                                   =======      =======       ========         ======      =========     =========
Unit value, end of year ..................         $  2.15      $  1.95       $   2.47         $ 2.79      $    2.85     $    2.02
                                                   =======      =======       ========         ======      =========     =========
Units outstanding,
   beginning of year .....................          30,581       20,864         52,543
Units Issued (1) .........................             840       11,843            469
Units Redeemed (1) .......................            (150)      (2,126)       (32,148)
                                                   -------      -------       --------
Units outstanding,
   end of year ...........................          31,271       30,581         20,864         52,543      1,529,685     1,778,370
                                                   =======      =======       ========         ======      =========     =========
Net Assets (1) ...........................         $67,129      $59,598       $ 51,584
                                                   =======      =======       ========
Expense Ratio (A) (1) ....................            0.90%        0.90%          0.90%
                                                   =======      =======       ========
Investment Income
   (Loss) Ratio (B) (1) ..................              --           --            0.3%
                                                   =======      =======       ========
Total Return (C) (1) .....................            10.2%       -21.2%         -11.4%
                                                   =======      =======       ========

                                                                                Scudder Bond Fund
                                               ------------------------------------------------------------------------------------
                                                Six Months
                                                  Ended
                                                 June 30,                             Years Ended December 31,
SELECTED PER UNIT AND                              2003        --------------------------------------------------------------------
SUPPLEMENTARY DATA:                             (Unaudited)        2002           2001           2000           1999          1998
-------------------                             -----------        ----           ----           ----           ----          ----
Unit value, beginning
   of year ...............................          $15.58       $14.60        $ 13.94         $12.73         $13.02        $12.37
                                                    ======       ======        =======         ======         ======       =======
Unit value, end of year ..................          $16.20       $15.58        $ 14.60         $13.94         $12.73        $13.02
                                                    ======       ======        =======         ======         ======       =======
Units outstanding,
   beginning of year .....................             212          170          1,370
Units Issued (1) .........................              20           43            282
Units Redeemed (1) .......................              --           (1)        (1,482)
                                                    ------       ------        -------
Units outstanding,
   end of year ...........................             232          212            170          1,370         20,522       $26,966
                                                    ======       ======        =======         ======         ======       =======
Net Assets (1) ...........................          $3,753       $3,297        $ 2,485
                                                    ======       ======        =======
Expense Ratio (A) (1) ....................            0.90%        0.90%          0.90%
                                                    ======       ======        =======
Investment Income
   (Loss) Ratio (B) (1) ..................              --          6.2%           3.5%
                                                    ======       ======        =======
Total Return (C) (1) .....................             4.0%         6.7%           4.8%
                                                    ======       ======        =======

                                                                          Scudder Capital Growth Fund
                                               ------------------------------------------------------------------------------------
                                                Six Months
                                                  Ended
                                                 June 30,                             Years Ended December 31,
SELECTED PER UNIT AND                              2003        --------------------------------------------------------------------
SUPPLEMENTARY DATA:                             (Unaudited)        2002           2001           2000           1999          1998
-------------------                             -----------        ----           ----           ----           ----          ----
Unit value, beginning
   of year ...............................         $ 24.10      $ 34.34        $ 42.97         $48.17        $ 36.07        $29.64
                                                   =======      =======        =======         ======        =======       =======
Unit value, end of year ..................         $ 26.87      $ 24.10        $ 34.34         $42.97        $ 48.17        $36.07
                                                   =======      =======        =======         ======        =======       =======
Units outstanding,
   beginning of year .....................           1,027        1,457          5,097
Units Issued (1) .........................               2          149            117
Units Redeemed (1) .......................             (44)        (579)        (3,757)
                                                   -------      -------        -------
Units outstanding,
   end of year ...........................             985        1,027          1,457          5,097        172,063       171,014
                                                   =======      =======        =======         ======        =======       =======
Net Assets (1) ...........................         $26,479      $24,758        $50,049
                                                   =======      =======        =======
Expense Ratio (A) (1) ....................            0.90%        0.90%          0.90%
                                                   =======      =======        =======
Investment Income
   (Loss) Ratio (B) (1) ..................              --          0.3%           9.5%
                                                   =======      =======        =======
Total Return (C) (1) .....................            11.5%       -29.8%         -20.1%
                                                   =======      =======        =======


                                                                            Scudder International Fund
                                               ------------------------------------------------------------------------------------
                                                Six Months
                                                  Ended
                                                 June 30,                             Years Ended December 31,
SELECTED PER UNIT AND                              2003        --------------------------------------------------------------------
SUPPLEMENTARY DATA:                             (Unaudited)        2002           2001           2000           1999          1998
-------------------                             -----------        ----           ----           ----           ----          ----
Unit value, beginning
   of year ...............................         $ 11.10      $ 13.72        $ 20.02         $25.83        $ 16.93       $ 14.46
                                                   =======      =======        =======         ======        =======       =======
Unit value, end of year                            $ 11.67      $ 11.10        $ 13.72         $20.02        $ 25.83       $ 16.93
                                                   =======      =======        =======         ======        =======       =======
Units outstanding, .......................
   beginning of year .....................           1,707        1,665          4,608
Units Issued (1) .........................              52          103             83
Units Redeemed (1)                                    (217)         (61)        (3,026)
                                                   -------      -------        -------
Units outstanding, .......................
   end of year ...........................           1,542        1,707          1,665          4,608        728,627       105,376
                                                   =======      =======        =======         ======        =======       =======
Net Assets (1) ...........................         $17,998      $18,948        $22,843
                                                   =======      =======        =======
Expense Ratio (A) (1)                                 0.90%        0.90%          0.90%
                                                   =======      =======        =======
Investment Income ........................
   (Loss) Ratio (B) (1) ..................              --          0.8%          14.3%
                                                   =======      =======        =======
Total Return (C) (1)                                   5.2%       -19.1%         -31.5%
                                                   =======      =======        =======

----------
(1)   Data is presented for fiscal years beginning after December 15, 2000.

(A) This ratio represents the annualized contract expenses of the Separate Account, consisting primarily of administrative, distribution and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(B) This amount represents the dividends and other income received by the Separate Account fund from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.

(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the contingent $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                        FINANCIAL HIGHLIGHTS (Continued)

                                                                                American Century VP
                                                                             Capital Appreciation Fund
                                               ------------------------------------------------------------------------------------
                                                Six Months
                                                  Ended
                                                 June 30,                             Years Ended December 31,
SELECTED PER UNIT AND                              2003        --------------------------------------------------------------------
SUPPLEMENTARY DATA:                             (Unaudited)        2002           2001           2000           1999          1998
-------------------                             -----------        ----           ----           ----           ----          ----
Unit value, beginning
   of year ...............................          $10.52       $13.44        $ 18.82         $17.40         $10.69        $11.04
                                                    ======       ======        =======         ======         ======        ======
Unit value, end of year ..................          $11.16       $10.52        $ 13.44         $18.82         $17.40        $10.69
                                                    ======       ======        =======         ======         ======        ======
Units outstanding,
   beginning of year .....................             199          386          1,436
Units Issued (1) .........................              --           --            157
Units Redeemed (1) .......................              (1)        (187)        (1,207)
                                                    ------       ------        -------
Units outstanding,
   end of year ...........................             198          199            386          1,436         87,702        36,061
                                                    ======       ======        =======         ======         ======        ======
Net Assets (1) ...........................          $2,214       $2,098        $ 5,192
                                                    ======       ======        =======
Expense Ratio (A) (1) ....................            0.65%        0.65%          0.70%
                                                    ======       ======        =======
Investment Income
   (Loss) Ratio (B) (1) ..................              --           --           31.0%
                                                    ======       ======        =======
Total Return (C) (1) .....................             6.1%       -21.7%         -28.6%
                                                    ======       ======        =======


                                                                             Calvert Social Balanced Fund
                                               ------------------------------------------------------------------------------------
                                                Six Months
                                                  Ended
                                                 June 30,                             Years Ended December 31,
SELECTED PER UNIT AND                              2003        --------------------------------------------------------------------
SUPPLEMENTARY DATA:                             (Unaudited)        2002           2001           2000           1999          1998
-------------------                             -----------        ----           ----           ----           ----          ----
Unit value, beginning
   of year ...............................          $ 2.59       $ 2.98        $  3.23         $ 3.37        $  3.04       $  2.65
                                                    ======       ======        =======         ======        =======       =======
Unit value, end of year                             $ 2.82       $ 2.59        $  2.98         $ 3.23        $  3.37       $  3.04
                                                    ======       ======        =======         ======        =======       =======
Units outstanding, .......................
   beginning of year .....................           2,758        4,143         11,222
Units Issued (1) .........................              11          376             20
Units Redeemed (1)                                    (498)       1,761)        (7,099)
                                                    ------       ------        -------
Units outstanding, .......................
   end of year ...........................           2,355        2,758          4,143         11,222        252,148       256,931
                                                    ======       ======        =======         ======        =======       =======
Net Assets (1) ...........................          $6,632       $7,155        $12,346
                                                    ======       ======        =======
Expense Ratio (A) (1)                                 0.90%        0.90%          0.90%
                                                    ======       ======        =======
Investment Income ........................
   (Loss) Ratio (B) (1) ..................              --          2.1%           3.3%
                                                    ======       ======        =======
Total Return (C) (1) .....................             8.5%       -12.9%          -7.8%
                                                    ======       ======        =======

                                                                             Fidelity VIP Equity-Income Fund
                                               ------------------------------------------------------------------------------------
                                                Six Months
                                                  Ended
                                                 June 30,                             Years Ended December 31,
SELECTED PER UNIT AND                              2003        --------------------------------------------------------------------
SUPPLEMENTARY DATA:                             (Unaudited)        2002           2001           2000           1999          1998
-------------------                             -----------        ----           ----           ----           ----          ----
Unit value, beginning
   of year ...............................         $ 26.89      $ 32.63        $ 34.61         $32.21        $ 30.65       $ 27.77
                                                   =======      =======        =======         ======        =======       =======
Unit value, end of year ..................         $ 29.65      $ 26.89        $ 32.63         $34.61        $ 32.21       $ 30.65
                                                   =======      =======        =======         ======        =======       =======
Units outstanding,
   beginning of year .....................             452          623          1,717
Units Issued (1) .........................              --           38             23
Units Redeemed (1) .......................             (81)        (209)        (1,117)
                                                   -------      -------        -------
Units outstanding,
   end of year ...........................             371          452            623          1,717        107,509       115,626
                                                   =======      =======        =======         ======        =======       =======
Net Assets (1) ...........................         $11,007      $12,140        $20,341
                                                   =======      =======        =======
Expense Ratio (A) (1) ....................            0.80%        0.80%          0.80%
                                                   =======      =======        =======
Investment Income
   (Loss) Ratio (B) (1) ..................            2.21%         4.8%           8.3%
                                                   =======      =======        =======
Total Return (C) (1) .....................            10.3%       -17.6%          -5.7%
                                                   =======      =======        =======

                                                                               Fidelity VIP II Contra Fund
                                               ------------------------------------------------------------------------------------
                                                Six Months
                                                  Ended
                                                 June 30,                             Years Ended December 31,
SELECTED PER UNIT AND                              2003        --------------------------------------------------------------------
SUPPLEMENTARY DATA:                             (Unaudited)        2002           2001           2000           1999          1998
-------------------                             -----------        ----           ----           ----           ----          ----
Unit value, beginning
   of year ...............................        $  23.72     $  25.88       $  29.73         $32.13        $ 26.16       $ 20.36
                                                  ========     ========       ========         ======        =======       =======
Unit value, end of year ..................        $  25.40     $  23.27       $  25.88         $29.73        $ 32.13       $ 26.16
                                                  ========     ========       ========         ======        =======       =======
Units outstanding,
   beginning of year .....................           6,534        5,637         10,950
Units Issued (1) .........................              30        1,067             71
Units Redeemed (1) .......................            (170)        (170)        (5,384)
                                                  --------     --------       --------
Units outstanding,
   end of year ...........................           6,394        6,534          5,637         10,950        291,542       278,931
                                                  ========     ========       ========         ======        =======       =======
Net Assets (1) ...........................        $162,422     $152,066       $145,885
                                                  ========     ========       ========
Expense Ratio (A) (1) ....................            0.80%        0.80%          0.80%
                                                  ========     ========       ========
Investment Income
   (Loss) Ratio (B) (1) ..................             0.5%         0.8%           4.2%
                                                  ========     ========       ========
Total Return (C) (1) .....................             9.1%       -10.1%         -12.9%
                                                  ========     ========       ========

----------
(1)   Data is presented for fiscal years beginning after December 15, 2000.

(A) This ratio represents the annualized contract expenses of the Separate Account, consisting primarily of administrative, distribution and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(B) This amount represents the dividends and other income received by the Separate Account fund from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.

(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the contingent $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                        FINANCIAL HIGHLIGHTS (Concluded)

                                                                       Fidelity VIP II Asset Manager Fund
                                               ------------------------------------------------------------------------------------
                                                Six Months
                                                  Ended
                                                 June 30,                             Years Ended December 31,
SELECTED PER UNIT AND                              2003        --------------------------------------------------------------------
SUPPLEMENTARY DATA:                             (Unaudited)        2002           2001           2000           1999          1998
-------------------                             -----------        ----           ----           ----           ----          ----
Unit value, beginning
   of year ...............................         $ 21.65      $ 23.91        $ 25.14         $26.40         $24.04        $21.14
                                                   =======      =======        =======         ======         ======        ======
Unit value, end of year ..................         $ 23.75      $ 21.65        $ 23.91         $25.14         $26.40        $24.04
                                                   =======      =======        =======         ======         ======        ======
Units outstanding,
   beginning of year .....................           1,564        2,276          3,238
Units Issued (1) .........................              --            5              9
Units Redeemed (1) .......................             (62)        (717)          (971)
                                                    ------       ------        -------
Units outstanding,
   end of year ...........................           1,502        1,564          2,276          3,238         75,850        68,139
                                                   =======      =======        =======         ======         ======        ======
Net Assets (1) ...........................         $35,689      $33,866        $54,431
                                                   =======      =======        =======
Expense Ratio (A) (1) ....................            0.80%        0.80%          0.80%
                                                   =======      =======        =======
Investment Income
   (Loss) Ratio (B) (1) ..................            3.64%         4.1%           7.2%
                                                   =======      =======        =======
Total Return (C) (1) .....................             9.7%        -9.5%          -4.9%
                                                   =======      =======        =======


----------
(1)   Data is presented for fiscal years beginning after December 15, 2000.

(A) This ratio represents the annualized contract expenses of the Separate Account, consisting primarily of administrative, distribution and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(B) This amount represents the dividends and other income received by the Separate Account fund from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.

(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the contingent $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                    NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

      Separate Account No. 2 of The American Life Insurance Company of New York ("the Company") was established in conformity with New York Insurance Law and commenced operations on November 19, 1993 as a unit investment trust. On that date, the following American Life funds became available as investment alternatives: Money Market Fund, All America Fund, Equity Index Fund, Bond Fund, Short-Term Bond Fund, Mid-Term Bond Fund, Composite Fund, Scudder Bond Fund, Scudder Capital Growth Fund, Scudder International Fund, American Century VP Capital Appreciation Fund and Calvert Social Balanced Fund. The American Life funds invest in a corresponding fund of Mutual of America Investment Corporation ("Investment Company"), portfolios of Scudder Variable Series I ("Scudder"), fund of American Century Variable Portfolios Inc. ("American Century") and a corresponding fund of Calvert Social Balanced Portfolio of Calvert Variable Series, Inc. ("Calvert").

      On May 2, 1994 the Aggressive Equity Fund of the Investment Company became available as an investment alternative to Separate Account No. 2.

      On May 1, 1995 Fidelity Investments Equity-Income, Contrafund and Asset Manager Funds became available to Separate Account No. 2 as investment alternatives. The Fidelity Equity-Income, Contrafund and Asset Manager Funds invest in the corresponding portfolio of Fidelity Variable Insurance Products Funds ("Fidelity VIP") (collectively, "Fidelity").

      On May 3, 1999 the Mid-Cap Equity Index Fund of the Investment Company became the 17th investment alternative available to Separate Account No. 2.

      Separate Account No. 2 was formed by the Company to support the operations of the Company's group and individual variable accumulation annuity contracts ("Contracts"). The assets of Separate Account No. 2 are the property of the Company. The portion of Separate Account No. 2's assets applicable to the Contracts will not be charged with liabilities arising out of any other business the Company may conduct.

      During 2000, a substantial portion of American Life's original issue group and individual variable accumulation annuity business participating through American Life Separate Account No. 2 was transferred to a former affiliate, Mutual of America Life Insurance Company. Although a relatively limited number of these variable accumulation annuity products remain in-force, the Company is no longer issuing new policies/contracts through American Life Separate Account No. 2.

      The  preparation of financial  statements  may require  management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results, however, may differ from those estimates.

      The following is a summary of the significant accounting policies consistently followed by Separate Account No. 2, which are in conformity with accounting principles generally accepted in the United States:

      Investment Valuation -- Investments are made in shares of the Investment Company, Scudder, American Century, Calvert and Fidelity and are valued at the reported net asset values of the respective Funds or Portfolios. Such investments are referred to as "Underlying Funds" of Separate Account No. 2.

      Investment Income -- Dividend distributions made by the Underlying Funds, generally representing a distribution of their accumulated income and capital gains, are recognized as investment income on the ex-dividend dates of each Underlying Fund by each Fund of Separate Account No. 2 and are immediately fully reinvested in additional shares of the Underlying Funds at their respective ex-dividend net asset values. As such, the ultimate effect of the dividend paid to the Funds of Separate Account No. 2 has no impact on the respective unit values.

      Investment Transactions -- Investment transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined based on the average cost of the investment sold.

      Federal Income Taxes -- Separate Account No. 2 will be treated as a part of the Company and will not be taxed separately as a "regulated investment company" under existing law. The Company is taxed as a life insurance company under the life insurance tax provisions of the Internal Revenue Code. No provision for income taxes is required in the accompanying financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
             NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2. INVESTMENTS

      The number of shares owned by Separate Account No. 2 and their respective net asset values (rounded to the nearest cent) per share at June 30, 2003 are as follows:

                                                         Number of   Net Asset
                                                           Shares     Value
                                                         ---------   --------
     Investment Company Funds:
       Money Market Fund .............................      9,853     $ 1.19
       All America Fund ..............................     18,499       1.79
       Equity Index Fund .............................      5,743       1.72
       Mid-Cap Equity Index Fund .....................      1,580       1.09
       Bond Fund .....................................     47,393       1.36
       Short-Term Bond Fund ..........................      1,973       1.06
       Mid-Term Bond Fund ............................     35,099       1.01
       Composite Fund ................................      6,552       1.29
       Aggressive Equity Fund ........................     49,256       1.37
     Scudder Portfolios:
       Bond Portfolio ................................        541       7.00
       Capital Growth Portfolio--Class "A" ...........      6,982      12.88
       International Portfolio--Class "A" ............      2,645       6.83
     American Century VP Capital Appreciation Fund ...        345       6.29
     Calvert Social Balanced Portfolio ...............      3,879       1.64
     Fidelity Portfolios:
       Equity-Income --"Initial" Class ...............        559      19.69
       Contrafund --"Initial" Class ..................      8,256      19.73
       Asset Manager --"Initial" Class ...............      2,651      13.50

3. EXPENSES

      Administrative Charges -- In connection with its administrative functions, the Company deducts daily, at an annual rate of .40%, an amount from the value of the net assets of all funds, except the American Century Fund for which the annual rate is .15% (.20% prior to January 1, 2002), and, each Fidelity fund, for which the annual rate is .30%.

      In addition, a deduction of up to $2.00 may be made at the end of each month from a participant's account, except that such charge shall not exceed 1/12 of 1% of the balance in such account in any month.

      Distribution Expense Charge -- The Company will make a deduction daily from the value of the net assets of each fund, at an annual rate of .35%, to cover anticipated distribution expenses.

      Expense Risk Charge -- For assuming expense risks, the Company deducts daily, at an annual rate of .15%, an amount from the value of the net assets of each fund.

THE AMERICAN LIFE
INSURANCE COMPANY
OF NEW YORK

P.O. BOX 4837
NEW YORK, NY 10185-0049